DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)	5 Months Ended
Sep. 30, 2025 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00
Proposed offering price per Unit	$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	6,000,000
Share price	$ 10.00
Number of shares issued | shares	255,829
Price per share	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	6,900,000
Number of shares issued | shares	264,829
Price per share	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 10.00